INTANGIBLE ASSETS, NET (Details)	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 TWD	Dec. 31, 2013 USD ($)	Dec. 31, 2013 TWD
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 949,216	$ 927,588		$ 982,459
Accumulated amortization	(926,357)	(898,548)		(933,204)
Intangible assets, net	22,859	29,040		49,255
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	915,962	895,092	TWD 28,284,903	948,203	TWD 28,284,903
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	26,290	25,691		27,215
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	6,801	6,646		7,041
Patent [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 163	$ 159		$ 0